Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term Debt	$ 6,000,000
Finance lease and license obligations	$ 34,909	$ 39,524
Extended maturity year	2028
Total debt	$ 6,801,693	6,492,091
Less: current portion of long-term debt	(746,358)	(681,218)
Total long-term debt	$ 6,055,335	5,810,873
$875.0 Million Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Long-term Debt		$ 130,000
Interest Rate		3.96%
Extended maturity year	2024
$75.0 Million Revolving Credit Line
Debt Instrument [Line Items]
Long-term Debt	$ 75,000
Interest Rate	2.75%
Extended maturity year	2020
Term Loan A
Debt Instrument [Line Items]
Long-term Debt	$ 1,565,512	$ 1,256,167
Interest Rate	3.06%	4.01%
Extended maturity year	2024
$375.0 Million Term Loan B
Debt Instrument [Line Items]
Long-term Debt		$ 368,982
Interest Rate		4.26%
Extended maturity year	2021
$700.0 Million 4.750% Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term Debt		$ 561,021
Interest Rate		4.75%
Extended maturity year	2021
$565.0 Million 3.625% Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term Debt	$ 558,781
Interest Rate	3.63%
Extended maturity year	2024
EUR 662.9 Million Norwegian Epic Term Loan
Debt Instrument [Line Items]
Long-term Debt		$ 259,394
Interest Rate		4.58%
Extended maturity year	2022
$260 Million Norwegian Jewel Term Loan
Debt Instrument [Line Items]
Long-term Debt	$ 221,860
Interest Rate	2.54%
Extended maturity year	2022
$230 Pride of America Term Loan
Debt Instrument [Line Items]
Long-term Debt	$ 229,621
Interest Rate	2.81%
Extended maturity year	2021
EUR 529.8 Million Breakaway One Loan
Debt Instrument [Line Items]
Long-term Debt	$ 305,969	$ 360,680
Interest Rate	2.84%	4.09%
Extended maturity year	2025
EUR 529.8 Million Breakaway Two Loan
Debt Instrument [Line Items]
Long-term Debt	$ 370,531	$ 426,503
Interest Rate	4.10%	4.50%
Extended maturity year	2026
EUR 590.5 Million Breakaway Three Loan
Debt Instrument [Line Items]
Long-term Debt	$ 478,665	$ 537,223
Interest Rate	2.98%	2.98%
Extended maturity year	2027
EUR 729.9 Million Breakaway Four Loan
Debt Instrument [Line Items]
Long-term Debt	$ 630,088	$ 694,536
Interest Rate	2.98%	2.98%
Extended maturity year	2029
EUR 710.8 Million Seahawk 1 Term Loan
Debt Instrument [Line Items]
Long-term Debt	$ 692,150	$ 756,061
Interest Rate	3.92%	3.92%
Extended maturity year	2030
EUR 748.7 Million Seahawk 2 Term Loan
Debt Instrument [Line Items]
Long-term Debt	$ 856,188	$ 187,612
Interest Rate	3.92%	3.92%
Extended maturity year	2031
Leonardo Newbuild One Loan
Debt Instrument [Line Items]
Long-term Debt	$ 48,009	$ 48,009
Interest Rate	2.68%	2.68%
Extended maturity year	2034
Leonardo Newbuild Two Loan
Debt Instrument [Line Items]
Long-term Debt	$ 48,009	$ 48,009
Interest Rate	2.77%	2.77%
Extended maturity year	2035
Leonardo Newbuild Three Loan
Debt Instrument [Line Items]
Long-term Debt	$ 42,700	$ 43,667
Interest Rate	1.22%	1.22%
Extended maturity year	2036
Leonardo Newbuild Four Loan
Debt Instrument [Line Items]
Long-term Debt	$ 42,700	$ 43,667
Interest Rate	1.31%	1.31%
Extended maturity year	2037
Sirena Loan
Debt Instrument [Line Items]
Long-term Debt		$ 13,856
Interest Rate		2.75%
Extended maturity year	2019
Explorer Newbuild Loan
Debt Instrument [Line Items]
Long-term Debt	$ 242,449	$ 268,970
Interest Rate	3.43%	3.43%
Extended maturity year	2028
Marina Newbuild Loan
Debt Instrument [Line Items]
Long-term Debt	$ 156,319	$ 201,007
Interest Rate	2.75%	3.07%
Extended maturity year	2023
Riviera Newbuild Loan
Debt Instrument [Line Items]
Long-term Debt	$ 202,233	$ 247,203
Interest Rate	2.48%	3.32%
Extended maturity year	2024